Share capital (Details Narrative)									1 Months Ended		2 Months Ended	12 Months Ended
	May 28, 2025 shares	Mar. 27, 2025 USD ($) $ / shares shares	Mar. 25, 2025 USD ($)	Dec. 03, 2024 shares	May 28, 2024 shares	Jul. 08, 2022	Dec. 14, 2021 CNY (¥) shares	Jun. 28, 2021 USD ($) $ / shares shares	Nov. 30, 2023 shares	Mar. 31, 2023 CNY (¥) shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2025 CNY (¥)	[1]	Dec. 31, 2023 CNY (¥)	[1]	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jan. 22, 2024 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 20, 2023 shares	Jul. 28, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Share capital authorized | $								$ 50,000											$ 50,000		$ 50,000
Common stock, shares authorized								500,000,000								50,000,000,000	50,000,000,000		50,000,000,000		50,000,000,000
Common stock, par value | $ / shares								$ 0.0001								$ 0.000001	$ 0.000001		$ 0.000001		$ 0.000001
Number of shares issued								1,000,000
Cash consideration								$ 100				¥ 7,390,000		¥ 38,211,000
Common stock, stock subdivision and conversion basis						100			one-for-one basis
Ordinary shares, shares issued																121,484,348	120,081,456				117,647,000
Ordinary shares, shares outstanding																121,423,854	120,020,962				117,647,000
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price | $			$ 1,000,000.0
ADR [Member] | 2022 Share Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,887			29,182	65,609
ADs, shares issued																30,247	30,247
ADR [Member] | Underwriter Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares																		7,921
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																			49,934,912,000
Common stock, par value | $ / shares																			$ 0.000001
Ordinary shares, shares outstanding																				52,559,000
Common stock, voting rights										Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company
Common Class A [Member] | Chairman and CEO and CTO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding																57,431,614
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																			65,088,000
Common stock, par value | $ / shares																			$ 0.000001
Ordinary shares, shares outstanding																				65,088,000
Common stock, voting rights										each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company
Number of shares converted									1,095,760
Common Class B [Member] | Chairman and CEO and CTO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding																63,992,240
IPO [Member] | ADR [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										1,114,516
Purchase price per share | $ / shares																			$ 8.00
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										2,229,032
IPO and OverAllotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of shares | ¥										¥ 38,211,000
Registered Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price | $		$ 1,000,000.0
Registered Direct Offering [Member] | ADR [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price per share | $ / shares		$ 2.77
Warrants to purchase shares		361,011
Number of share sold		361,011
Warrant exercise price per share | $ / shares		$ 2.77
Purchase Agreement [Member] | ADR [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | $ / shares		$ 1.72									$ 1.72
Warrants exercised for shares		145,548									125,000
Golden Stone Capital Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							176,470
Cash consideration | ¥							¥ 100,000,000

[1]	Represents amount less than RMB 1,000.